Submission	Sep. 24, 2024
Submission [Line Items]
Central Index Key	0001687229
Registrant Name	Invitation Homes Inc.
Registration File Number	333-280210-03
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES